Convertible debentures and convertible note (Narrative) (Details) - CAD ($)				12 Months Ended
	Sep. 08, 2020	Dec. 10, 2019	Apr. 07, 2016	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued				$ 0	$ 2,762,927
Value of the conversion option					2,762,927
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		$ 9,500,000
Principal amount of each debenture		$ 1,000
Borrowings, interest rate		8.50%
Description of forceable conversion		Burcon had the right, at its sole discretion, to force the conversion of the Debentures if the shares traded at or above $2.15 for a period of 14 consecutive trading days.
Borrowing costs incurred		$ 228,432
Finder's fees		$ 156,600
Percentage of finders fees on total gross proceeds received		4.50%
Principal amount of convertible debt	$ 7,795,500	$ 1,704,500
Convertible debt conversion price		$ 1.05
Issuance of common shares	7,424,274	1,623,327
Future cash flow discount rate		24.00%
Fair value of debt		$ 6,508,641
Value of the conversion option		2,762,927
Interest expense on debt instruments issued				637,522
Convertible debentures [Member] | Directors and officers [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		$ 2,000,000
Convertible note [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			$ 2,000,000
Borrowings, interest rate			8.00%
Amount offset, including principal amount and accrued interest				$ 2,565,022
Expected volatility			63.00%			99.00%
Expected dividend convertible note			$ 0			$ 0
Risk-free interest rate			0.60%			1.63%
Expected average option term			3 years			1.1 years
Derivative liability			$ 189,705			$ 5,384